FINANCIAL RISK MANAGEMENT AND FAIR VALUES	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
FINANCIAL RISK MANAGEMENT AND FAIR VALUES

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES

Overview

Financial assets of the Group include cash and cash equivalents, time deposits with financial institutions, financial assets at fair value through profit or loss, derivative financial assets, trade accounts receivable, amounts due from Sinopec Group Company and fellow subsidiaries, amounts due from associates and joint ventures, financial assets at FVOCI and other receivables. Financial liabilities of the Group include short-term debts, loans from Sinopec Group Company and fellow subsidiaries, derivative financial liabilities, trade accounts payable and bills payable, amounts due to Sinopec Group Company and fellow subsidiaries, amounts due to associates and joint ventures, other payables, long-term debts and lease liabilities.

The Group has exposure to the following risks from its uses of financial instruments:

●	credit risk;
●	liquidity risk; and

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Overview (Continued)

●	market risk.

The Board of Directors has overall responsibility for the establishment, oversight of the Group’s risk management framework, and developing and monitoring the Group’s risk management policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, and set appropriate risk limits and controls to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management controls and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations. Internal audit department undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Group’s audit committee.

Credit risk

(i)	Risk management

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s deposits placed with financial institutions (including structured deposits) and receivables from customers. To limit exposure to credit risk relating to deposits, the Group primarily places cash deposits only with large financial institutions in the PRC with acceptable credit ratings. The majority of the Group’s trade accounts receivable relate to sales of petroleum and chemical products to related parties and third parties operating in the petroleum and chemical industries. No single customer accounted for greater than 10% of total trade accounts receivable as at December 31, 2021, except the amounts due from Sinopec Group Company and fellow subsidiaries. Management performs ongoing credit evaluations of the Group’s customers’ financial condition and generally does not require collateral on trade accounts receivable. The Group maintains a loss allowance for ECLs and actual losses have been within management’s expectations.

The carrying amounts of cash and cash equivalents, time deposits with financial institutions, financial assets at fair value through profit or loss , derivative financial assets, trade accounts receivable, financial assets at FVOCI and other receivables, represent the Group’s maximum exposure to credit risk in relation to financial assets.

(ii)	Impairment of financial assets

The Group’s primary type of financial assets that are subject to the expected credit loss model is trade accounts receivable, financial assets at FVOCI and other receivables.

The Group’s cash deposits are placed only with large financial institutions with acceptable credit ratings, and there is no material impairment loss identified.

For trade accounts receivable and financial assets at FVOCI, the Group applies the IFRS 9 simplified approach to measuring ECLs which uses a lifetime expected loss allowance for all trade accounts receivable and financial assets at FVOCI.

To measure the ECLs, trade accounts receivable and financial assets at FVOCI have been grouped based on shared credit risk characteristics and the days past due.

The ECLs were calculated based on historical actual credit loss experience. The rates were considered the differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables. The Group performed the calculation of ECL rates by the operating segment.

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Credit risk (Continued)

The following table provides information about the exposure to credit risk and ECLs for accounts receivable as at December 31, 2021 and 2020.

		Impairment provision on		Impairment provision
		individual basis		on provision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2020	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	34,478	5,023	117	0.0%	—	117
1 to 2 years past due	4,062	3,637	3,024	25.2%	107	3,131
2 to 3 years past due	149	27	18	54.9%	67	85
Over 3 years past due	610	218	182	88.0%	345	527
Total	39,299	8,905	3,341		519	3,860

		Impairment provision on		Impairment provision
		individual basis		onprovision matrix basis
			Impairment
			provision
	Gross		on	Weighted-
	carrying	Carrying	individual	average	Impairment	Loss
	amount	amount	basis	loss rate	provision	allowance
December 31, 2021	RMB	RMB	RMB	%	RMB	RMB
Current and within 1 year past due	34,263	4,280	26	0.2%	57	83
1 to 2 years past due	623	500	137	35.8%	44	181
2 to 3 years past due	3,411	3,324	3,146	50.6%	44	3,190
Over 3 years past due	597	208	190	100.0%	389	579
Total	38,894	8,312	3,499		534	4,033

All of the entity’s other receivables are considered to have low credit risk, and the loss allowance recognized during the period was therefore limited to 12 months expected losses. The Group considers there was no significant increase in credit risk for other receivables by taking into account of their past history of making payments when due and current ability to pay, and thus the impairment provision recognized during the period was limited to 12 months expected losses.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation. Management prepares monthly cash flow budget to ensure that the Group will always have sufficient liquidity to meet its financial obligations as they fall due. The Group arranges and negotiates financing with financial institutions and maintains a certain level of standby credit facilities to reduce the Group’s liquidity risk.

As at December 31, 2020 and 2021, the Group has standby credit facilities with several PRC financial institutions which provide borrowings up to RMB 443,966 and RMB 441,559 on an unsecured basis, at a weighted average interest rate of 2.85% and 2.81% per annum, respectively. As at December 31, 2020 and 2021, the Group’s outstanding borrowings under these facilities were RMB 4,041 and RMB 11,700 and were included in debts, respectively.

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Liquidity risk (Continued)

The following table sets out the remaining contractual maturities at the date of the statement of financial position of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on prevailing rates current at the date of the statement of financial position) and the earliest date the Group would be required to repay:

	December 31, 2020
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	23,769	25,280	25,280	—	—	—
Long-term debts	72,037	80,562	1,339	11,753	60,414	7,056
Loans from Sinopec Group Company and fellow subsidiaries	17,042	17,978	5,512	929	10,109	1,428
Lease liabilities	187,033	328,501	15,957	15,456	43,513	253,575
Derivative financial liabilities	4,826	4,826	4,826	—	—	—
Trade accounts payable and bills payable	161,908	161,908	161,908	—	—	—
Other payables	94,083	94,083	94,083	—	—	—
	560,698	713,138	308,905	28,138	114,036	262,059

	December 31, 2021
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debts	35,252	35,871	35,871	—	—	—
Long-term debts	78,300	85,718	2,169	49,390	27,518	6,641
Loans from Sinopec Group Company and fellow subsidiaries	16,563	18,457	3,174	604	10,712	3,967
Lease liabilities	185,406	296,485	15,833	12,031	35,411	233,210
Derivative financial liabilities	3,223	3,223	3,223	—	—	—
Trade accounts payable and bills payable	215,640	215,640	215,640	—	—	—
Other payables	131,468	131,468	131,468	—	—	—
	665,852	786,862	407,378	62,025	73,641	243,818

Management believes that the Group’s current cash on hand, expected cash flows from operations and available standby credit facilities from financial institutions will be sufficient to meet the Group’s short-term and long-term capital requirements.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Currency risk

Currency risk arises on financial instruments that are denominated in a currency other than the functional currency in which they are measured.

The Group does not have significant financial instruments that are denominated in foreign currencies other than the functional currencies of respective entities as at December 31, and consequently does not have significant explosure to foreign currency risk.

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Interest rate risk

The Group’s interest rate risk exposure arises primarily from its short-term and long-term debts and loans from Sinopec Group Company and fellow subsidiaries. Debts bearing interest at variable rates and at fixed rates expose the Group to cash flow interest rate risk and fair value interest rate risk respectively. The interest rates and terms of repayment of short-term and long-term debts, and loans from Sinopec Group Company and fellow subsidiaries of the Group are disclosed in Note 27.

As at December 31, 2020, it is estimated that a general increase/decrease of 100 basis points in variable interest rates, with all other variables held constant, would decrease/increase the Group’s net income for the year by approximately RMB 245. As at December 31, 2021, it is estimated that a general increase/decrease of 100 basis points in variable interest rates, with all other variables held constant, would decrease/increase the Group’s net income for the year by approximately RMB 254. This sensitivity analysis has been determined assuming that the change of interest rates was applied to the Group’s debts outstanding at the date of the statement of financial position with exposure to cash flow interest rate risk. The analysis is performed on the same basis for 2020.

Commodity price risk

The Group engages in oil and gas operations and is exposed to commodity price risk related to price volatility of crude oil, refined oil products and chemical products. The fluctuations in prices of crude oil, refined oil products and chemical products could have significant impact on the Group. The Group uses derivative financial instruments, including commodity futures and swaps contracts, to manage a portion of this risk.

Based on the dynamic study and judging of the market, combined with the resource demand and production and operation plan, the group evaluate and monitor the market risk exposure caused by transaction positions, and continuously manage and hedge the risk of commodity price fluctuation caused by market changes.

As at December, 31, 2020 and 2021, the Group had certain commodity contracts of crude oil, refined oil products and chemical products designated as qualified cash flow hedges and economic hedges. As at December 31, 2020 and 2021, the fair value of such derivative hedging financial instruments is derivative financial assets of RMB 12,353 and RMB 18,359, respectively, and derivative financial liabilities of RMB 4,808 and RMB 3,214, respectively.

As at December 31, 2020, it is estimated that a general increase/decrease of USD 10 per barrel in basic price of derivative financial instruments, with all other variables held constant, would impact the fair value of derivative financial instruments, which would increase/decrease the Group’s net income for the year by approximately RMB 3,592 and increase/decrease the Group’s other reserves by approximately RMB 10,379. As at December 31, 2021, it is estimated that a general increase/decrease of USD 10 per barrel in basic price of derivative financial instruments, with all other variables held constant, would impact the fair value of derivative financial instruments, which would decrease/increase the Group’s net income for the year by approximately RMB 2,996 and decrease/increase the Group’s other reserves by approximately RMB 1,160. This sensitivity analysis has been determined assuming that the change in prices had occurred at the date of the statement of financial position and the change was applied to the Group’s derivative financial instruments at that date with exposure to commodity price risk. The analysis is performed on the same basis for 2020.

Fair values

(i)    Financial instruments carried at fair value

The following table presents the carrying value of financial instruments measured at fair value at the date of the statement of financial position across the three levels of the fair value hierarchy defined in IFRS 7, Financial Instruments: Disclosures, with the fair value of each financial instrument categorized in its entirety based on the lowest level of input that is significant to that fair value measurement. The levels are defined as follows:

●	Level 1 (highest level): fair values measured using quoted prices (unadjusted) in active markets for identical financial instruments.
●	Level 2: fair values measured using quoted prices in active markets for similar financial instruments, or using valuation techniques in which all significant inputs are directly or indirectly based on observable market data.

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Fair values (Continued)

●	Level 3 (lowest level): fair values measured using valuation techniques in which any significant input is not based on observable market data.

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Equity investments, listed and at quoted market price	1	—	—	1
Derivative financial assets:
- Derivative financial assets	9,628	2,900	—	12,528
Financial assets at fair value through other comprehensive income:
- Equity investments	149	—	1,376	1,525
-Trade accounts receivable and bills receivable	—	—	8,735	8,735
	9,778	2,900	10,111	22,789

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	2,471	2,355	—	4,826
	2,471	2,355	—	4,826

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Derivative financial assets:
- Derivative financial assets	5,883	12,488	—	18,371
Financial assets at fair value through other comprehensive income:
- Equity investments	179	—	588	767
-Trade accounts receivable and bills receivable	—	—	5,939	5,939
	6,062	12,488	6,527	25,077

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	804	2,419	—	3,223
	804	2,419	—	3,223

During the years ended December 31, 2020 and 2021, there was no transfer between instruments in Level 1 and Level  2.

Management of the Group uses discounted cash flow model with inputted interest rate and commodity index, which were influenced by historical fluctuation and the probability of market fluctuation, to evaluate the fair value of the structured deposits and trade accounts receivable and bills receivable classified as Level 3 financial assets.

(ii)    Fair values of financial instruments carried at other than fair value

The disclosures of the fair value estimates, and their methods and assumptions of the Group’s financial instruments, are made to comply with the requirements of IFRS 7 and IFRS 9 and should be read in conjunction with the Group’s consolidated financial statements and related notes. The estimated fair value amounts have been determined by the Group using market information and valuation methodologies considered appropriate. However, considerable judgement is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Group could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

40.   FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Continued)

Fair values (Continued)

The fair values of the Group’s financial instruments carried at other than fair value (other than long-term indebtedness and investments in unquoted equity securities) approximate their carrying amounts due to the short-term maturity of these instruments. The fair values of long-term indebtedness are estimated by discounting future cash flows using current market interest rates offered to the Group for debt with substantially the same characteristic and maturities range from 0.77% to 4.65% and from 0.30% to 4.65% for the years ended December 31, 2020 and 2021, respectively. The following table presents the carrying amount and fair value of the Group’s long-term indebtedness other than loans from Sinopec Group Company and fellow subsidiaries as at December 31, 2020 and 2021:

	December 31,
	2020	2021
	RMB	RMB
Carrying amount	76,674	88,593
Fair value	74,282	85,610

The Group has not developed an internal valuation model necessary to estimate the fair values of loans from Sinopec Group Company and fellow subsidiaries as it is not considered practicable to estimate their fair values because the cost of obtaining discount and borrowing rates for comparable borrowings would be excessive based on the Reorganization of the Group, the Group’s existing capital structure and the terms of the borrowings.

Except for the above items, the financial assets and liabilities of the Group are carried at amounts not materially different from their fair values as at December 31, 2020 and 2021.